Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB,
Series A, 5.00%, 09/01/28 (PR 09/01/27)	$90	$97,469
Alabama Highway Finance Corp. RB, Series A, 5.00%,
08/01/28	175	191,138
Alabama Public School and College Authority RB,
Series A, 5.00%, 11/01/28	735	816,101
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28
(Call 11/01/27)	80	86,846
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	45	46,096
Series A, 5.00%, 11/01/29 (Call 11/01/28)	270	299,610
Series A, 5.00%, 11/01/32 (Call 11/01/28)	170	187,391
University of Alabama (The) RB
5.00%, 07/01/28	175	192,111
Series C, 5.00%, 07/01/28	745	817,846
		2,734,608
Arizona — 1.9%
Arizona Board of Regents RB, 5.00%, 07/01/28	150	165,193
Arizona Department of Transportation State Highway
Fund Revenue RB, 5.00%, 07/01/28 (Call 07/01/26)	120	126,309
Arizona State University RB, 5.00%, 08/01/28	125	137,693
City of Mesa AZ Utility System Revenue RB, 5.00%,
07/01/29 (Call 07/01/28)	130	142,908
City of Phoenix Civic Improvement Corp., 5.00%,
07/01/32 (Call 07/01/28)	150	164,956
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28	855	943,479
5.00%, 07/01/28 (Call 07/01/26)	100	105,278
Series A, 5.00%, 07/01/29 (Call 07/01/28)	215	236,427
Series D, 5.00%, 07/01/28 (Call 07/01/27)	340	365,929
County of Pima AZ Sewer System Revenue COP,
5.00%, 07/01/28	260	286,334
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/28	200	220,257
Maricopa County Unified School District No 80
Chandler GO, 5.00%, 07/01/28	110	121,142
Maricopa County Union High School District No.
210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	100	107,692
Salt River Project Agricultural Improvement & Power
District, 5.00%, 01/01/32 (Call 01/01/28)	100	108,935
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/28	605	660,623
5.00%, 01/01/29 (Call 01/01/28)	535	582,955
5.00%, 01/01/30 (Call 01/01/28)	145	158,030
5.00%, 01/01/31 (Call 01/01/28)	150	163,446
Series A, 5.00%, 01/01/28 (Call 01/01/27)	300	319,320
State of Arizona COP, Series A, 5.00%, 10/01/28	310	344,003
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	150	164,864
University of Arizona (The) RB, 5.00%, 06/01/28
(Call 06/01/26)	150	157,830
		5,783,603
California — 13.3%
Bay Area Toll Authority RB, 5.00%, 04/01/28	235	260,120
Beverly Hills Unified School District CA GO, 0.00%,
08/01/28(a)	60	52,996
California Infrastructure & Economic Development
Bank RB
5.00%, 05/15/28	135	149,178
	Par
Security	(000)	Value

California (continued)
5.00%, 10/01/28	$275	$308,772
5.00%, 10/01/28 (Call 04/01/26)	220	232,366
5.00%, 10/01/28 (Call 04/01/27)	270	291,828
5.00%, 10/01/28 (Call 04/01/28)	80	88,751
5.00%, 10/01/32 (Call 04/01/28)	150	165,661
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	51,680
5.00%, 05/01/28	55	60,441
5.00%, 08/01/28	115	127,089
5.00%, 09/01/28 (Call 09/01/27)	240	259,154
5.00%, 11/01/28	245	272,266
Series B, 5.00%, 05/01/28	150	164,838
Series C, 5.00%, 11/01/28	270	300,048
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	26,472
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	83,145
Series G, 5.00%, 10/01/28 (Call 10/01/27)	85	91,948
California State University RB
5.00%, 11/01/28	200	224,832
5.00%, 11/01/28 (Call 05/01/27)	45	48,715
5.00%, 11/01/31 (Call 11/01/28)	195	219,218
Series A, 5.00%, 11/01/28 (Call 05/01/26)	650	685,840
Series A, 5.00%, 11/01/30 (Call 11/01/28)	95	106,862
Campbell Union High School District GO, 5.00%,
08/01/28 (Call 08/01/26)	100	106,546
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	55	61,551
City of Los Angeles CA Solid Waste Resources
Revenue RB, 5.00%, 02/01/28	300	331,215
City of Los Angeles CA Wastewater System
Revenue RB
5.00%, 06/01/30 (Call 06/01/28)	90	100,369
Series A, 5.00%, 06/01/31 (Call 06/01/28)	150	167,178
Series A, 5.00%, 06/01/32 (Call 06/01/28)	140	155,767
City of Los Angeles Department of Airports RB,
Series E, 5.00%, 05/15/28	25	27,755
City of Riverside CA Sewer Revenue RB, Series A,
5.00%, 08/01/29 (Call 08/01/28)	125	140,128
City of Riverside CA Water Revenue RB, Series A,
5.00%, 10/01/28	130	146,211
City of San Francisco CA Public Utilities Commission
Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	245	262,109
Coast Community College District, 4.00%, 08/01/28	90	96,171
Coast Community College District GO
Series B, 0.00%, 08/01/28 (AGM)(a)	890	775,037
Series D, 5.00%, 08/01/28 (Call 08/01/27)	170	185,439
Contra Costa Transportation Authority Sales Tax
Revenue, 5.00%, 03/01/28 (Call 03/01/27)	215	232,568
Contra Costa Transportation Authority Sales Tax
Revenue RB, 5.00%, 03/01/28 (Call 03/01/27)	215	232,568
East Bay Municipal Utility District Wastewater System
Revenue RB, Series A, 5.00%, 06/01/28
(Call 06/01/27)	55	59,801
East Bay Municipal Utility District Water System
Revenue RB, 5.00%, 06/01/28 (Call 06/01/27)	375	407,737
El Camino Community College District Foundation
(The) GO
0.00%, 08/01/28(a)	1,000	874,307
5.00%, 08/01/28 (Call 08/01/26)	125	132,712
Fairfield-Suisun Unified School District GO, 4.00%,
08/01/31 (Call 08/01/28)	100	105,587
Long Beach Community College District GO, 5.00%,
08/01/28 (Call 08/01/27)	150	163,306

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Long Beach Unified School District GO, 5.00%,
08/01/28 (Call 08/01/26)	$175	$185,491
Los Angeles Community College District/CA GO
4.00%, 08/01/28 (Call 08/01/26)	35	36,230
Series J, 5.00%, 08/01/28 (Call 08/01/27)	65	70,880
Los Angeles County Facilities Inc. RB, 5.00%, 12/01/31
(Call 12/01/28)	300	335,642
Los Angeles County Metropolitan Transportation
Authority RB
Series A, 5.00%, 06/01/28	1,085	1,207,331
Series A, 5.00%, 06/01/28 (Call 06/01/26)	230	242,683
Series A, 5.00%, 07/01/28 (Call 07/01/27)	140	152,349
Series B, 5.00%, 07/01/32 (Call 07/01/28)	325	362,287
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue RB, 5.00%, 07/01/28	335	373,674
Los Angeles Department of Water & Power, 5.00%,
07/01/29 (Call 01/01/28)	105	115,506
Los Angeles Department of Water & Power RB
5.00%, 07/01/28	100	111,812
5.00%, 07/01/28 (Call 01/01/27)	60	64,508
Series A, 5.00%, 07/01/28	390	436,068
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	155	169,976
Series C, 5.00%, 07/01/28 (Call 07/01/27)	35	38,063
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	110,989
Los Angeles Department of Water & Power Water
System Revenue RB
5.00%, 07/01/28	470	526,359
5.00%, 07/01/28 (Call 01/01/26)	40	41,736
5.00%, 07/01/28 (Call 01/01/27)	230	247,279
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	135	140,858
Series A, 5.00%, 07/01/31 (Call 01/01/28)	65	71,398
Series B, 5.00%, 07/01/31 (Call 07/01/28)	120	133,244
Series B, 5.00%, 07/01/32 (Call 07/01/28)	230	255,323
Los Angeles Unified School District/CA GO
4.00%, 07/01/28	100	106,626
5.00%, 07/01/28	990	1,101,206
5.00%, 07/01/29 (Call 01/01/28)	255	280,588
Series B, 5.00%, 07/01/28 (Call 07/01/26)	505	534,864
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	240	264,434
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	415	455,928
Series B-1, 5.00%, 07/01/32 (Call 01/01/28)	150	164,502
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	130	143,235
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	180	197,628
Metropolitan Water District of Southern California RB
5.00%, 07/01/28	265	295,593
5.00%, 01/01/31 (Call 07/01/28)	115	127,864
Series B, 5.00%, 09/01/28	605	677,626
Napa Valley Community College District GO, Series B,
0.00%, 08/01/28 (NPFGC)(a)	140	122,349
Newport Mesa Unified School District GO
0.00%, 08/01/28 (NPFGC)(a)	675	592,253
5.00%, 08/01/28 (Call 08/01/27)	65	70,903
North Orange County Community College District/CA
GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	315	273,583
Orange County Sanitation District RB, 5.00%, 02/01/28	35	38,628
Palos Verdes Peninsula Unified School District GO,
0.00%, 09/01/28 (AGM)(a)	495	435,456
	Par
Security	(000)	Value

California (continued)
Poway Unified School District GO, Series A, 0.00%,
08/01/28(a)	$120	$104,666
Sacramento Municipal Utility District RB, 5.00%,
08/15/28	25	27,948
San Diego Community College District GO
4.00%, 08/01/28 (Call 08/01/26)	115	119,155
5.00%, 08/01/28 (Call 08/01/26)	435	461,405
San Diego County Regional Transportation
Commission RB, 5.00%, 04/01/28	230	255,165
San Diego County Water Authority RB, Series S1,
5.00%, 05/01/28 (Call 03/15/28)	135	150,014
San Francisco Bay Area Rapid Transit District GO,
Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	54,086
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	75	77,381
San Francisco City & County Public Utilities
Commission Wastewater Revenue RB
5.00%, 10/01/28	335	376,140
5.00%, 10/01/31 (Call 04/01/28)	135	149,648
San Jose Evergreen Community College District GO,
Series B, 0.00%, 09/01/28 (AGM)(a)	50	43,199
San Jose Unified School District GO, Series C, 0.00%,
08/01/28 (NPFGC)(a)	810	710,074
San Juan Unified School District, 4.00%, 08/01/30
(Call 08/01/28)	165	175,835
San Juan Unified School District GO, 4.00%, 08/01/28
(Call 08/01/26)	60	61,896
San Marcos Unified School District GO, 0.00%,
08/01/28(a)	80	69,759
San Mateo County Community College District GO
0.00%, 09/01/28(a)	140	122,218
Series B, 5.00%, 09/01/28	95	106,448
San Mateo Union High School District, 0.00%, 09/01/28
(NPFGC)(a)	75	65,740
Santa Clara Valley Transportation Authority RB
5.00%, 04/01/28	120	132,978
Series B, 5.00%, 06/01/28	125	139,088
Santa Monica-Malibu Unified School District GO,
4.00%, 08/01/28 (Call 08/01/26)	200	207,301
Southern California Public Power Authority RB, 5.00%,
07/01/28	705	787,017
State of California Department of Water Resources RB
5.00%, 12/01/28	115	129,938
5.00%, 12/01/28 (Call 06/01/26)	50	52,879
5.00%, 12/01/28 (Call 12/01/27)	225	247,115
5.00%, 12/01/29 (Call 12/01/28)	130	146,613
5.00%, 12/01/30 (Call 12/01/28)	170	191,707
5.00%, 12/01/31 (Call 12/01/28)	70	78,805
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	120	128,342
Series BA, 5.00%, 12/01/28	185	209,031
State of California GO
4.00%, 03/01/28	210	221,411
4.00%, 09/01/28 (Call 09/01/26)	150	154,644
5.00%, 04/01/28	1,725	1,896,421
5.00%, 08/01/28	790	875,176
5.00%, 08/01/28 (Call 08/01/26)	365	385,565
5.00%, 08/01/28 (Call 08/01/27)	785	846,959
5.00%, 09/01/28 (Call 09/01/26)	560	592,629
5.00%, 10/01/28	2,300	2,557,637
5.00%, 11/01/28	950	1,058,427
5.00%, 08/01/29 (Call 08/01/28)	685	759,064

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 08/01/30 (Call 08/01/28)	$565	$625,899
5.00%, 10/01/30 (Call 10/01/28)	310	344,695
5.00%, 11/01/31 (Call 11/01/28)	100	111,050
5.00%, 11/01/32 (Call 11/01/28)	540	598,291
Series C, 5.00%, 08/01/28 (Call 08/01/26)	540	570,426
University of California GO, 5.00%, 05/15/28	500	553,798
University of California RB
5.00%, 05/15/28	1,105	1,224,856
Series AZ, 4.00%, 05/15/28	310	328,577
Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	190	210,645
Series O, 5.00%, 05/15/30 (Call 05/15/28)	105	116,496
William S Hart Union High School District GO, Series B,
0.00%, 09/01/28 (AGM)(a)	225	194,921
		40,158,412
Colorado — 1.6%
Board of Governors of Colorado State University
System RB
Series C, 5.00%, 03/01/28	110	119,988
Series C, 5.00%, 03/01/29 (Call 03/01/28)	240	261,364
Board of Water Commissioners City & County of
Denver (The) RB, 2.25%, 09/15/28 (Call 09/15/26)	30	28,716
City & County of Denver Co. Airport System Revenue
RB, 5.00%, 11/15/28	50	55,186
City & County of Denver Co. GO, 5.00%, 08/01/28	1,120	1,239,873
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/28
(Call 08/01/26)	60	63,290
City of Colorado Springs CO Utilities System Revenue
RB, 5.00%, 11/15/28	570	634,264
Colorado Health Facilities Authority, 5.00%, 11/01/28	250	268,084
Denver City & County School District No. 1 GO
5.00%, 12/01/28 (Call 12/01/26) (SAW)	210	223,270
Series B, 4.00%, 12/01/28 (SAW)	420	446,842
E-470 Public Highway Authority RB, 0.00%, 09/01/28
(NPFGC)(a)	680	589,874
Regional Transportation District Sales Tax Revenue
RB, 5.00%, 11/01/28	335	372,440
University of Colorado RB
5.00%, 06/01/28	240	263,510
Series A-2, 5.00%, 06/01/30 (Call 06/01/28)	130	142,664
		4,709,365
Connecticut — 2.4%
City of Danbury CT GO, 4.00%, 11/01/28
(Call 11/01/26)	45	46,606
State of Connecticut, 5.00%, 04/15/28	595	651,473
State of Connecticut Clean Water Fund - State
Revolving Fund RB, Series A, 5.00%, 05/01/28
(Call 05/01/27)	150	161,777
State of Connecticut GO
5.00%, 08/01/28	205	225,908
5.00%, 09/15/28	225	248,605
5.00%, 11/15/28	390	432,482
5.00%, 04/15/31 (Call 04/15/28)	100	109,131
Series 2021 A, 4.00%, 01/15/28	125	130,979
Series A, 4.00%, 01/15/28	140	146,696
Series B, 5.00%, 04/15/28	560	613,151
Series C, 5.00%, 06/15/28	290	318,682
Series E, 5.00%, 09/15/28	175	193,360
Series E, 5.00%, 09/15/30 (Call 09/15/28)	325	358,418
Series E, 5.00%, 09/15/31 (Call 09/15/28)	205	225,315
	Par
Security	(000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
5.00%, 05/01/28	$230	$252,072
5.00%, 07/01/28	925	1,017,472
5.00%, 10/01/32 (Call 10/01/28)	115	126,078
Series A, 5.00%, 01/01/28	165	179,527
Series A, 5.00%, 09/01/28 (Call 09/01/26)	145	152,817
Series A, 5.00%, 01/01/29 (Call 01/01/28)	375	408,030
Series B, 5.00%, 09/01/28 (Call 09/01/26)	240	252,939
Series B, 5.00%, 10/01/30 (Call 10/01/28)	245	270,409
Series D, 5.00%, 11/01/28	330	365,633
University of Connecticut RB
5.00%, 04/15/30 (Call 04/15/28)	165	180,296
5.00%, 11/01/30 (Call 11/01/28)	150	165,665
		7,233,521
Delaware — 1.0%
County of New Castle DE GO, 5.00%, 10/01/28	215	238,683
Delaware Transportation Authority, 5.00%, 09/01/28	135	148,852
Delaware Transportation Authority RB, 5.00%,
07/01/28	655	723,648
State of Delaware, 5.00%, 02/01/31 (Call 02/01/28)	150	164,609
State of Delaware GO
5.00%, 02/01/28	515	564,659
5.00%, 07/01/28	135	149,447
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	14,333
Series A, 5.00%, 01/01/28	575	629,213
Series A, 5.00%, 01/01/29 (Call 01/01/28)	175	191,427
Series A, 5.00%, 02/01/32 (Call 02/01/28)	150	164,616
		2,989,487
District of Columbia — 1.8%
District of Columbia GO
5.00%, 02/01/28	275	300,421
5.00%, 06/01/28	150	165,082
5.00%, 06/01/28 (Call 06/01/26)	220	231,060
5.00%, 06/01/32 (Call 06/01/28)	170	187,226
Series A, 5.00%, 06/01/28	260	286,142
Series A, 5.00%, 10/15/28	370	410,596
Series D, 5.00%, 06/01/28 (Call 12/01/26)	160	169,781
Series D, 5.00%, 06/01/28 (Call 06/01/27)	230	246,710
District of Columbia Income Tax Revenue RB
5.00%, 03/01/28	375	410,418
5.00%, 05/01/28	95	104,357
5.00%, 10/01/28	110	121,963
Series C, 5.00%, 10/01/28	645	715,148
District of Columbia RB, 5.00%, 12/01/28	465	514,591
District of Columbia Water & Sewer Authority RB
5.00%, 10/01/29 (Call 04/01/28)	195	212,753
Series B, 5.00%, 10/01/28	180	198,243
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	26,784
Series B, 5.00%, 10/01/30 (Call 04/01/28)	65	71,389
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	65,864
Washington Metropolitan Area Transit Authority
Dedicated Revenue RB, 5.00%, 07/15/28	700	772,501
Washington Metropolitan Area Transit Authority RB,
5.00%, 07/01/28 (Call 07/01/27)	130	139,306
		5,350,335
Florida — 2.6%
Central Florida Expressway Authority RB, Series B,
5.00%, 07/01/28 (Call 07/01/26)	195	203,651
County of Miami-Dade FL Aviation Revenue RB,
5.00%, 10/01/28 (Call 10/01/26)	410	427,688

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
County of Miami-Dade FL GO, Series D, 5.00%,
07/01/28 (Call 07/01/26)	$190	$199,126
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	100	109,359
Series B, 5.00%, 10/01/28 (Call 10/01/27)	495	531,995
Florida Department of Environmental Protection RB
5.00%, 07/01/28	95	104,248
Series A, 5.00%, 07/01/28	570	625,485
Florida Department of Management Services COP,
Series A, 5.00%, 11/01/28	165	182,661
Hillsborough County School Board COP, Series A,
5.00%, 07/01/28 (Call 07/01/26)	310	322,945
JEA Water & Sewer System Revenue RB, 5.00%,
10/01/28	500	554,690
Orange County School Board COP, Series C, 5.00%,
08/01/28	110	120,680
Palm Beach County School District COP
5.00%, 08/01/28	150	164,697
Series B, 5.00%, 08/01/28	200	219,596
School District of Broward County/FL GO, 5.00%,
07/01/30 (Call 07/01/28)	60	65,712
State of Florida
5.00%, 06/01/28	295	325,298
5.00%, 07/01/31 (Call 07/01/28)	75	82,794
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	100	109,574
5.00%, 07/01/32 (Call 07/01/28)	330	364,605
State of Florida Department of Transportation Turnpike
System Revenue RB
5.00%, 07/01/28	425	468,419
Series A, 5.00%, 07/01/28	140	154,303
State of Florida GO
5.00%, 06/01/28	100	110,271
5.00%, 06/01/28 (Call 06/01/26)	150	157,576
5.00%, 07/01/28	310	342,764
5.00%, 07/01/29 (Call 07/01/28)	100	110,450
Series A, 4.00%, 07/01/32 (Call 07/01/28)	440	465,991
Series B, 5.00%, 06/01/28 (Call 06/01/27)	160	171,677
Series C, 5.00%, 06/01/30 (Call 06/01/28)	220	242,158
State of Florida Lottery Revenue RB
5.00%, 07/01/28	175	192,802
Series A, 5.00%, 07/01/28	330	363,569
State of Florida RB, 5.00%, 06/01/28	255	281,190
		7,775,974
Georgia — 2.2%
City of Atlanta GA Department of Aviation RB
5.00%, 07/01/28	200	219,731
Series A, 5.00%, 07/01/28	80	87,892
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	100	108,555
Series C, 5.00%, 11/01/28 (Call 11/01/27)	150	162,833
City of Atlanta Water & Wastewater Revenue RB,
5.75%, 11/01/28 (AGM)	140	159,983
Forsyth County School District GO, 5.00%, 02/01/30
(Call 02/01/28)	265	290,378
Georgia Ports Authority RB, 5.00%, 07/01/28	925	1,020,723
Georgia State Road & Tollway Authority RB, 5.00%,
06/01/28	265	291,302
Gwinnett County Water & Sewerage Authority RB,
5.00%, 08/01/28	190	210,485
	Par
Security	(000)	Value

Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority RB
5.00%, 07/01/28	$570	$628,986
5.00%, 07/01/28 (Call 07/01/26)	100	105,198
State of Georgia GO
4.00%, 01/01/28	175	184,539
4.00%, 07/01/28	295	313,403
5.00%, 02/01/28 (Call 02/01/27)	470	503,268
5.00%, 07/01/28	450	497,559
5.00%, 07/01/28 (Call 01/01/27)	95	101,610
5.00%, 07/01/29 (Call 07/01/28)	120	132,932
Series A, 5.00%, 07/01/28	375	414,633
Series A, 5.00%, 08/01/28	325	360,041
Series A, 5.00%, 07/01/30 (Call 07/01/28)	275	303,882
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	226,448
Series E, 5.00%, 12/01/28 (Call 12/01/26)	265	283,110
		6,607,491
Hawaii — 1.5%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/28	185	203,332
Series A, 4.00%, 07/01/28	330	349,027
City & County of Honolulu HI GO
5.00%, 03/01/28	125	136,654
5.00%, 07/01/28	205	225,764
5.00%, 11/01/28	905	1,004,004
Series A, 5.00%, 09/01/28	180	198,962
Series A, 5.00%, 09/01/30 (Call 09/01/28)	240	264,711
Series C, 4.00%, 08/01/28	430	455,334
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	32,359
County of Maui HI GO, 5.00%, 09/01/28	55	60,794
State of Hawaii GO
5.00%, 10/01/28 (Call 10/01/26)	150	157,915
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	175	184,234
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	265	288,650
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	470	511,215
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	285	309,801
State of Hawaii State Highway Fund RB, 5.00%,
01/01/28 (Call 07/01/26)	155	162,297
		4,545,053
Idaho — 0.1%
Idaho Housing & Finance Association RB, 5.00%,
08/15/28	200	220,404
Illinois — 3.2%
Chicago Midway International Airport RB, 5.00%,
01/01/28 (BAM)	230	249,982
Chicago O’Hare International Airport RB
5.25%, 01/01/28 (Call 01/01/27)	40	42,564
Series C, 5.00%, 01/01/28 (Call 01/01/26)	220	227,961
Chicago Transit Authority Capital Grant Receipts
Revenue RB, 5.00%, 06/01/28	140	149,682
Illinois Finance Authority RB
5.00%, 01/01/28 (Call 01/01/26)	920	956,855
5.00%, 07/01/28	625	686,386
5.00%, 07/01/28 (Call 01/01/26)	80	83,266
5.00%, 12/01/28	105	116,097
Series B, 5.00%, 01/01/28	240	261,224
Illinois State Toll Highway Authority RB
5.00%, 01/01/28	1,210	1,317,002
5.00%, 01/01/28 (Call 01/01/26)	460	478,066

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois (continued)
Metropolitan Water Reclamation District of Greater
Chicago GO, Series A, 5.00%, 12/01/28
(Call 12/01/26)	$150	$158,386
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	460	484,502
5.00%, 03/01/28	260	278,576
Series A, 5.00%, 03/01/28	845	905,374
Series A, 5.00%, 10/01/28	1,265	1,368,811
Series A, 5.00%, 05/01/29 (Call 05/01/28)	310	333,530
Series A, 5.00%, 10/01/30 (Call 10/01/28)	200	216,572
Series B, 5.00%, 03/01/28	425	455,365
Series D, 5.00%, 11/01/28 (Call 11/01/27)	670	714,868
State of Illinois Sales Tax Revenue RB, 5.00%,
06/15/28	150	162,822
		9,647,891
Indiana — 1.6%
City of Indianapolis Department of Public Utilities Water
System Revenue RB
5.00%, 10/01/30 (Call 10/01/28)	570	628,062
Series A, 5.00%, 10/01/28	205	227,200
Indiana Finance Authority RB
5.00%, 02/01/28	700	764,428
5.00%, 02/01/28 (Call 02/01/26)	280	291,824
5.00%, 06/01/28	580	638,567
5.00%, 10/01/28 (Call 10/01/26)	105	110,955
Series C, 5.00%, 02/01/28	345	376,754
Series C, 5.00%, 06/01/28 (Call 12/01/26)	425	449,829
Series C, 5.00%, 02/01/29 (Call 02/01/28)	335	364,888
Series R, 5.00%, 02/01/28	650	709,827
Purdue University RB
5.00%, 07/01/28	320	352,693
5.00%, 07/01/28 (Call 07/01/26)	55	57,718
		4,972,745
Iowa — 0.8%
City of Des Moines IA GO, 5.00%, 06/01/28	860	944,986
Iowa Finance Authority
5.00%, 08/01/28	220	243,720
5.00%, 08/01/30 (Call 08/01/28)	125	137,829
Iowa Finance Authority RB
5.00%, 08/01/28	345	382,197
5.00%, 08/01/28 (Call 08/01/27)	100	108,206
5.00%, 08/01/32 (Call 08/01/28)	270	297,413
Series A, 5.00%, 08/01/31 (Call 08/01/28)	125	137,722
State of Iowa RB, Series A, 5.00%, 06/01/28
(Call 06/01/26)	145	152,100
		2,404,173
Kansas — 0.2%
Kansas Turnpike Authority RB, 5.00%, 09/01/28	85	93,954
Sedgwick County Unified School District No. 266 Maize
GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	51,913
State of Kansas Department of Transportation RB,
Series A, 5.00%, 09/01/28 (Call 09/01/27)	440	475,872
		621,739
Louisiana — 0.7%
State of Louisiana GO
5.00%, 03/01/28	295	322,502
5.00%, 09/01/28 (Call 09/01/26)	540	570,961
Series B, 5.00%, 08/01/28 (Call 08/01/26)	130	137,225
Series B, 5.00%, 10/01/28 (Call 10/01/27)	425	459,226
	Par
Security	(000)	Value

Louisiana (continued)
State of Louisiana RB
5.00%, 09/01/28	$60	$66,321
Series A, 5.00%, 09/01/29 (Call 09/01/28)	495	544,195
		2,100,430
Maine — 0.8%
City of Portland ME GO, 5.00%, 04/01/28	190	209,118
Maine Governmental Facilities Authority RB, 5.00%,
10/01/28	150	165,410
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	84,076
Series A, 5.00%, 11/01/28	190	210,427
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	81,598
Maine Turnpike Authority RB, 5.00%, 07/01/28	200	220,257
State of Maine GO
5.00%, 06/01/28	425	468,282
Series B, 5.00%, 06/01/28	850	936,565
Series D, 5.00%, 06/01/28	150	165,276
		2,541,009
Maryland — 4.0%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28	110	122,327
County of Anne Arundel MD GOL
5.00%, 10/01/28	375	417,006
5.00%, 10/01/28 (Call 10/01/27)	190	206,224
County of Baltimore MD GO
5.00%, 03/01/28	215	235,919
5.00%, 03/01/29 (Call 03/01/28)	755	828,723
County of Frederick MD GO
5.00%, 08/01/28	125	138,477
5.00%, 10/01/28	150	166,803
County of Howard MD GO
5.00%, 02/15/28	55	60,291
5.00%, 08/15/29 (Call 08/15/28)	195	216,540
Series A, 5.00%, 08/15/28	300	332,639
Series B, 5.00%, 02/15/28 (Call 02/15/27)	70	74,915
Series D, 5.00%, 02/15/28	245	268,570
County of Montgomery MD GO
5.00%, 11/01/28	225	250,680
Series A, 5.00%, 11/01/28	305	339,811
Series A, 5.00%, 11/01/29 (Call 11/01/28)	130	145,058
Series B, 4.00%, 11/01/28	150	160,088
County of Prince George’s MD GOL
5.00%, 07/15/30 (Call 07/15/28)	155	171,689
Series A, 4.00%, 07/15/32 (Call 07/15/28)	280	291,961
Series A, 5.00%, 07/15/31 (Call 07/15/28)	365	403,503
Series B, 5.00%, 09/15/28	295	327,715
Maryland Stadium Authority RB, 5.00%, 05/01/47
(PR 05/01/28)	100	109,512
Maryland State Transportation Authority RB, 5.00%,
07/01/28	135	148,674
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	95	99,954
5.00%, 09/01/28 (Call 09/01/27)	160	173,282
5.00%, 10/01/28 (Call 10/01/26)	200	211,934
5.00%, 10/01/28 (Call 10/01/27)	30	32,551
5.00%, 12/01/28	560	623,217
State of Maryland GO
5.00%, 03/01/28	250	274,324
5.00%, 03/15/28	40	43,931
5.00%, 08/01/28	480	531,752
First Series, 5.00%, 03/15/28	1,105	1,213,586

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maryland (continued)
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	$275	$305,105
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	280	310,432
Second Series A, 5.00%, 08/01/28	125	138,477
Series A, 5.00%, 03/15/28 (Call 03/15/27)	110	117,805
Series A, 5.00%, 08/01/28	1,050	1,163,209
Series A, 5.00%, 03/15/29 (Call 03/15/28)	340	373,949
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28	205	226,232
5.00%, 06/01/28 (GTD)	280	309,000
5.00%, 12/01/28 (GTD)	110	122,789
5.00%, 06/01/30 (Call 06/01/28) (GTD)	295	325,945
		12,014,599
Massachusetts — 2.1%
Commonwealth of Massachusetts GOL
5.00%, 02/01/28	140	153,220
5.00%, 03/01/28	215	235,743
5.00%, 09/01/28	140	155,259
5.00%, 11/01/28	405	450,840
Series B, 5.00%, 07/01/28	775	856,225
Series B, 5.00%, 01/01/30 (Call 01/01/28)	440	480,871
Series B, 5.25%, 08/01/28	440	491,699
Series C, 5.00%, 05/01/28	540	594,333
Commonwealth of MassachusettsGOL, 5.00%,
09/01/29 (Call 09/01/28)	95	105,426
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/28	1,310	1,463,814
Series A-2, 5.00%, 07/01/28 (Call 07/01/27)	45	48,631
Massachusetts Bay Transportation Authority Sales Tax
Revenue, 5.50%, 07/01/28 (NPFGC)	150	169,173
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB, 5.00%, 07/01/28	105	116,236
Massachusetts Department of Transportation RB,
Series A, 0.00%, 01/01/28 (NPFGC)(a)	215	189,382
Massachusetts Development Finance Agency RB,
Series A, 5.00%, 07/15/28 (Call 07/15/26)	160	168,793
Massachusetts Health & Educational Facilities Authority
RB, Series M, 5.25%, 07/01/28	100	112,500
Massachusetts State College Building Authority RB,
5.00%, 05/01/29 (Call 05/01/28) (ST INTERCEPT)	155	170,073
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	170	180,128
Series B, 5.25%, 08/01/28 (AGM)	135	151,167
University of Massachusetts Building Authority RB,
Series 2019-1, 5.00%, 05/01/28	160	176,371
		6,469,884
Michigan — 1.4%
Great Lakes Water Authority Water Supply System
Revenue RB, Series C, 5.00%, 07/01/28
(Call 07/01/26)	35	36,650
Michigan Finance Authority RB
5.00%, 10/01/28	130	144,018
5.00%, 10/01/30 (Call 10/01/28)	470	521,653
5.00%, 10/01/31 (Call 10/01/28)	125	138,743
Series B, 5.00%, 10/01/28 (Call 10/01/26)	520	548,031
Michigan State Building Authority RB, Series I, 5.00%,
04/15/28	460	504,236
Michigan State University RB, Series B, 5.00%,
02/15/28	440	480,206
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/28	325	360,866
	Par
Security	(000)	Value

Michigan (continued)
Series B, 5.00%, 11/15/28	$1,240	$1,376,844
University of Michigan, 5.00%, 04/01/28	70	76,811
University of Michigan RB, 5.00%, 04/01/32
(Call 04/01/28)	100	109,758
		4,297,816
Minnesota — 1.9%
County of Hennepin MN GO
5.00%, 12/01/28	340	379,202
5.00%, 12/01/28 (Call 12/01/26)	365	387,006
Metropolitan Council GO
4.00%, 03/01/28 (Call 03/01/26)	40	41,033
5.00%, 03/01/28	385	422,459
5.00%, 03/01/28 (Call 03/01/27)	125	134,178
5.00%, 12/01/28	100	111,626
Series C, 4.00%, 03/01/28 (Call 03/01/27)	320	332,761
Series C, 5.00%, 12/01/28	560	625,108
Minneapolis-St Paul Metropolitan Airports Commission
RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	150	159,697
Minnesota Public Facilities Authority RB, Series A,
5.00%, 03/01/28 (Call 03/01/26)	160	167,361
State of Minnesota GO
5.00%, 08/01/28	485	537,291
5.00%, 09/01/28	535	593,803
Series A, 5.00%, 10/01/28 (Call 10/01/27)	175	190,199
Series A, 5.00%, 08/01/29 (Call 08/01/28)	670	742,592
Series A, 5.00%, 08/01/32 (Call 08/01/28)	590	654,665
Series B, 5.00%, 10/01/28 (Call 10/01/27)	130	141,291
		5,620,272
Mississippi — 0.3%
State of Mississippi GO
5.00%, 12/01/28 (Call 12/01/26)	175	185,776
Series A, 5.00%, 10/01/28 (Call 10/01/27)	560	605,777
		791,553
Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System
Revenue RB, Series A, 5.00%, 01/01/29
(Call 01/01/28)	170	185,769
Missouri Highway & Transportation Commission RB,
5.00%, 05/01/28	205	225,279
Missouri State Board of Public Buildings RB, Series B,
4.00%, 10/01/28	810	858,627
		1,269,675
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/28	110	121,367

Nebraska — 1.0%
Nebraska Public Power District RB
5.00%, 01/01/28	150	163,032
5.00%, 07/01/28 (Call 01/01/28)	295	320,893
Omaha Public Power District RB
4.00%, 02/01/28	175	184,430
5.00%, 02/01/28	895	978,445
5.00%, 02/01/29 (Call 02/01/28)	235	257,181
Series A, 5.00%, 02/01/28 (Call 02/01/26)	475	495,623
University of Nebraska Facilities Corp. (The) RB
5.00%, 07/15/28	200	220,360
5.00%, 07/15/29 (Call 07/15/28)	100	109,532
5.00%, 07/15/30 (Call 07/15/28)	150	164,328
		2,893,824

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nevada — 1.7%
Clark County School District GOL
5.00%, 06/15/28	$270	$295,032
5.00%, 06/15/28 (AGM)	220	240,616
Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	155,964
County of Clark Department of Aviation RB, Series B,
5.00%, 07/01/28	365	401,329
County of Clark NV GOL
5.00%, 12/01/28	395	439,020
5.00%, 06/01/29 (Call 06/01/28)	245	268,026
5.00%, 12/01/30 (Call 12/01/28)	270	297,997
5.00%, 12/01/31 (Call 12/01/28)	175	192,599
County of Clark NV RB, Series B, 5.00%, 07/01/28	430	472,610
County of Washoe NV RB, 5.00%, 02/01/28	220	238,767
Las Vegas Valley Water District GOL, 5.00%, 06/01/28	340	374,185
Nevada System of Higher Education RB, 5.00%,
07/01/28	205	224,865
State of Nevada GOL
4.00%, 04/01/31 (Call 04/01/28)	105	110,183
5.00%, 05/01/28	235	258,346
Series A, 5.00%, 04/01/28	60	65,838
Series A, 5.00%, 05/01/28	410	450,732
State of Nevada Highway Improvement Revenue,
5.00%, 12/01/29 (Call 06/01/28)	200	219,390
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	170	178,468
5.00%, 12/01/28 (Call 06/01/28)	180	197,088
5.00%, 12/01/30 (Call 06/01/28)	160	175,222
		5,256,277
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series B,
5.00%, 08/15/28	595	658,656
State of New Hampshire GO
5.00%, 12/01/28	245	272,894
Series A, 5.00%, 12/01/31 (Call 12/01/28)	100	111,687
		1,043,237
New Jersey — 2.6%
County of Monmouth NJ GO, 5.00%, 07/15/28
(Call 07/15/27)	100	108,338
New Jersey Economic Development Authority RB
5.00%, 03/01/28	440	477,996
5.00%, 06/15/28	1,060	1,154,310
5.00%, 11/01/28	110	120,793
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/28	980	1,069,299
Series A, 5.00%, 06/15/28 (Call 06/15/26)	680	709,739
New Jersey Turnpike Authority, 5.25%, 01/01/28
(AGM)	185	203,577
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/28	180	196,128
Series B, 5.00%, 01/01/31 (Call 01/01/28)	195	211,797
Series B, 5.00%, 01/01/32 (Call 01/01/28)	390	422,880
Series E, 5.00%, 01/01/29 (Call 01/01/28)	620	673,406
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	144,882
Series A, 5.00%, 06/01/28	2,105	2,308,491
		7,801,636
New Mexico — 1.1%
New Mexico Finance Authority RB
5.00%, 06/15/28	430	474,024
	Par
Security	(000)	Value

New Mexico (continued)
Series A, 5.00%, 06/15/28	$555	$611,339
Series D, 5.00%, 06/01/29 (Call 06/01/28)	70	76,840
State of New Mexico GO
5.00%, 03/01/28	515	564,059
5.50%, 03/01/28	275	306,495
State of New Mexico Severance Tax Permanent Fund
RB, 5.00%, 07/01/28	1,220	1,343,569
		3,376,326
New York — 10.6%
City of New York NY GO
5.00%, 08/01/28	1,490	1,643,966
5.00%, 08/01/28 (Call 02/01/28)	500	545,215
5.00%, 10/01/28	280	310,062
5.00%, 08/01/30 (Call 02/01/28)	280	304,314
5.00%, 08/01/31 (Call 02/01/28)	100	108,529
Series A, 5.00%, 08/01/28 (Call 08/01/27)	325	350,088
Series A, 5.00%, 08/01/29 (Call 02/01/28)	145	157,806
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	220	239,430
Series B-1, 5.00%, 10/01/28	335	370,967
Series C, 5.00%, 08/01/28 (Call 02/01/27)	590	628,412
Series C, 5.00%, 08/01/29 (Call 02/01/28)	310	336,888
Series C, 5.00%, 08/01/31 (Call 02/01/28)	250	271,323
Series C-1, 5.00%, 08/01/28	185	204,117
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	218,494
Series E, 5.00%, 08/01/28	420	463,400
Hudson Yards Infrastructure Corp. RB, 5.00%,
02/15/28	120	131,690
Long Island Power Authority RB
5.00%, 09/01/28	170	188,607
5.00%, 09/01/29 (Call 09/01/28)	175	193,745
Series A, 0.00%, 12/01/28 (AGM)(a)	170	145,875
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	435	474,404
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	920	992,555
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	445	480,515
New York City Municipal Water Finance Authority,
5.00%, 06/15/28	130	143,821
New York City Municipal Water Finance Authority RB
5.00%, 06/15/28 (Call 12/15/26)	440	469,488
Series EE, 5.00%, 06/15/28	365	403,804
New York City Transitional Finance Authority Building
Aid Revenue RB
5.00%, 07/15/28 (SAW)	110	121,442
5.00%, 07/15/30 (Call 07/15/28) (SAW)	560	613,490
5.00%, 07/15/31 (Call 07/15/28) (SAW)	215	234,986
Series S, 5.00%, 07/15/30 (Call 07/15/28) (SAW)	215	235,536
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	355	388,000
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	195	212,689
Series S-4A, 5.00%, 07/15/28 (SAW)	80	88,321
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	200	218,591
New York City Transitional Finance Authority Future Tax
Secured Revenue, 5.00%, 05/01/28	270	297,167
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/28	1,865	2,075,971
5.00%, 11/01/28 (Call 11/01/27)	300	324,439
5.00%, 08/01/29 (Call 08/01/28)	105	114,970
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	54,809
Series B-1, 5.00%, 08/01/28 (Call 08/01/27)	100	107,511
Series C-1, 5.00%, 11/01/28	245	272,730
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	285	310,821

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
New York City Water & Sewer System RB
5.00%, 06/15/28	$300	$331,894
5.00%, 06/15/28 (Call 06/15/27)	210	226,289
Series CC-1, 5.00%, 06/15/28	135	149,352
New York State Dormitory Authority RB
5.00%, 03/15/28	480	527,762
5.00%, 07/01/28	390	431,046
5.00%, 03/15/29 (Call 09/15/28)	245	270,087
5.00%, 03/15/30 (Call 03/15/28)	200	217,800
5.00%, 03/15/31 (Call 09/15/28)	130	143,236
Series A, 5.00%, 02/15/28 (PR 02/15/27)	415	445,953
Series A, 5.00%, 03/15/28	325	357,339
Series A, 5.00%, 03/15/28 (Call 09/15/26)	65	68,822
Series A, 5.00%, 03/15/29 (Call 03/15/28)	325	353,938
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	185,840
Series A, 5.00%, 03/15/31 (Call 03/15/28)	445	484,392
Series A, 5.00%, 03/15/32 (Call 03/15/28)	210	228,105
Series A, 5.00%, 03/15/32 (Call 09/15/28)	490	539,513
Series B, 5.00%, 02/15/28 (PR 08/15/27)	340	369,742
Series C, 5.00%, 03/15/29 (Call 03/15/28)	250	272,095
Series C, 5.00%, 03/15/31 (Call 03/15/28)	210	228,280
Series C, 5.00%, 03/15/32 (Call 03/15/28)	285	309,484
Series D, 5.00%, 02/15/28	805	883,417
Series E, 5.00%, 03/15/30 (Call 09/15/28)	795	873,826
New York State Environmental Facilities Corp RB,
5.00%, 06/15/28	85	94,148
New York State Environmental Facilities Corp., 5.00%,
06/15/28	50	55,381
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/26)	180	189,474
5.00%, 06/15/28 (Call 06/15/27)	305	329,786
5.00%, 06/15/29 (Call 06/15/28)	125	137,111
Series B, 5.00%, 06/15/28	345	382,131
Series B, 5.00%, 06/15/32 (Call 06/15/28)	120	131,484
New York State Thruway Authority RB
5.00%, 01/01/28	380	413,556
5.00%, 03/15/28	215	235,862
Series L, 5.00%, 01/01/30 (Call 01/01/28)	265	289,020
Series L, 5.00%, 01/01/31 (Call 01/01/28)	110	119,864
New York State Urban Development Corp. RB
5.00%, 03/15/28	105	115,145
Series A, 5.00%, 03/15/28 (PR 03/15/26)	380	397,733
Series A, 5.00%, 03/15/28 (PR 03/15/27)	200	214,406
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	105	113,364
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	500	532,892
5.00%, 09/01/29 (Call 09/01/28)	160	176,191
Series 205TH, 5.00%, 11/15/28 (Call 11/15/27)	175	190,400
Series 209TH, 5.00%, 07/15/30 (Call 07/15/28)	260	285,751
Series 211TH, 5.00%, 09/01/32 (Call 09/01/28)	275	302,691
State of New York GO, 5.00%, 03/15/28	200	220,313
Triborough Bridge & Tunnel Authority RB
5.00%, 05/15/28	870	959,132
5.00%, 11/15/28	775	861,266
5.00%, 11/15/28 (Call 05/15/26)	75	78,528
5.00%, 11/15/28 (Call 08/15/28)	625	689,295
Series B, 0.00%, 11/15/28(a)	210	178,153
Series B, 5.00%, 11/15/28	450	500,090
Series C-1, 5.00%, 11/15/28	305	338,950
	Par
Security	(000)	Value

New York (continued)
Utility Debt Securitization Authority RB, Series A,
5.00%, 06/15/28 (Call 06/15/26)	$215	$226,317
		32,105,634
North Carolina — 2.4%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	380	419,357
City of Charlotte NC Storm Water Revenue RB, 5.00%,
12/01/28	330	368,367
City of Charlotte NC Water & Sewer System Revenue
RB, 5.00%, 07/01/28	395	436,747
City of Greensboro NC GO, 5.00%, 10/01/28	325	361,557
County of Guilford NC GO
5.00%, 02/01/28 (Call 02/01/26)	5	5,215
Series B, 5.00%, 05/01/28 (Call 05/01/27)	120	129,032
County of Mecklenburg NC GO
5.00%, 03/01/28	255	279,811
Series A, 5.00%, 04/01/28 (Call 04/01/27)	100	107,326
County of Wake NC GO
5.00%, 02/01/28	115	125,997
5.00%, 03/01/28	470	514,772
5.00%, 04/01/28	175	192,463
Series A, 5.00%, 04/01/28	15	16,497
Series A, 5.00%, 03/01/31 (Call 03/01/28)	135	147,962
County of Wake NC RB
5.00%, 04/01/28	185	203,000
Series A, 5.00%, 12/01/28 (Call 12/01/26)	145	153,928
Mecklenburg County Public Facilities Corp. RB, 5.00%,
02/01/28	160	174,918
North Carolina State University at Raleigh RB, 5.00%,
10/01/28	125	138,304
State of North Carolina GO
5.00%, 06/01/28	1,100	1,213,452
Series A, 5.00%, 06/01/28	275	303,363
Series A, 5.00%, 06/01/29 (Call 06/01/28)	250	276,407
Series B, 5.00%, 06/01/28	205	226,143
State of North Carolina RB
5.00%, 03/01/28	510	556,720
5.00%, 05/01/28	510	560,234
Series B, 5.00%, 05/01/28 (Call 05/01/27)	450	483,725
		7,395,297
North Dakota — 0.0%
North Dakota Building Authority RB, 5.00%, 12/01/28	120	133,085

Ohio — 3.0%
American Municipal Power Inc. RB, Series A, 5.00%,
02/15/28 (Call 02/15/26)	230	238,619
City of Columbus OH, 5.00%, 04/01/29 (Call 10/01/28)	215	238,453
City of Columbus OH GO
5.00%, 04/01/28	335	367,595
5.00%, 04/01/28 (Call 10/01/27)	280	302,710
Series 3, 5.00%, 02/15/28 (Call 02/15/27)	105	112,295
Series A, 5.00%, 04/01/31 (Call 10/01/28)	495	548,720
County of Franklin OH Sales Tax Revenue RB, 4.00%,
06/01/31 (Call 06/01/28)	145	152,358
Ohio Turnpike & Infrastructure Commission RB
5.00%, 02/15/31 (Call 02/15/28)	230	250,094
Series A, 5.00%, 02/15/28 (Call 02/15/27)	455	487,004
Ohio Water Development Authority RB
5.00%, 06/01/28	165	182,018
5.00%, 06/01/28 (Call 03/01/28)	740	808,531
5.00%, 12/01/28	175	194,924
5.00%, 12/01/28 (Call 12/01/26)	170	180,345

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ohio (continued)
Series A, 5.00%, 06/01/28	$820	$904,573
Series A, 5.00%, 12/01/28	560	623,757
Ohio Water Development Authority Water Pollution
Control Loan Fund RB, 5.00%, 06/01/28	210	231,659
State of Ohio, 5.00%, 05/01/28	50	55,031
State of Ohio GO
5.00%, 03/01/28	345	378,286
5.00%, 03/15/28	95	104,257
5.00%, 05/01/28	525	577,824
5.00%, 09/01/28	325	360,423
Series B, 5.00%, 09/01/28	280	310,519
Series B, 5.00%, 09/15/28	425	471,740
Series C, 5.00%, 08/01/28	180	199,245
Series S, 5.00%, 05/01/28 (Call 05/01/26)	400	418,865
Series V, 5.00%, 05/01/32 (Call 05/01/28)	125	137,431
State of Ohio RB
Series A, 5.00%, 04/01/28	115	125,713
Series C, 5.00%, 12/01/28 (Call 12/01/26)	165	174,870
		9,137,859
Oklahoma — 0.2%
Grand River Dam Authority RB, Series A, 5.00%,
06/01/28 (Call 12/01/26)	145	153,228
Oklahoma Capitol Improvement Authority RB, 5.00%,
07/01/28	25	27,368
Oklahoma Department of Transportation RB, Series A,
5.00%, 09/01/28	170	187,521
Oklahoma Turnpike Authority RB, 5.00%, 01/01/28	155	168,406
Oklahoma Water Resources Board RB, 5.00%,
04/01/28 (OK CERF)	145	158,627
		695,150
Oregon — 1.3%
City of Portland OR GOL
5.00%, 06/01/28	100	110,141
Series B, 5.00%, 06/15/29 (Call 06/15/28)	170	185,663
City of Portland OR Sewer System Revenue RB,
Series A, 5.00%, 05/01/28 (Call 05/01/26)	310	325,069
County of Clackamas OR GOL, 5.00%, 06/01/28	100	109,925
County of Multnomah OR GO, Series A, 5.00%,
06/15/28	355	391,346
Multnomah County School District No. 1 Portland/OR
GO, 5.00%, 06/15/28 (GTD)	225	247,546
Oregon Health & Science University RB, Series A,
5.00%, 07/01/28	135	146,908
Oregon State Bond Bank RB, 5.00%, 01/01/28
(Call 01/01/26)	90	93,671
Portland Community College District, 5.00%, 06/15/28	265	291,324
Portland Community College District GO, 5.00%,
06/15/28 (Call 06/15/26)	165	173,617
Salem-Keizer School District No. 24J GO, Series B,
0.00%, 06/15/28 (GTD)(a)	90	78,780
State of Oregon Department of Transportation RB,
5.00%, 11/15/28 (Call 05/15/27)	105	112,708
State of Oregon GO
5.00%, 05/01/28	395	434,242
5.00%, 06/01/28	95	104,634
5.00%, 08/01/28	160	176,892
Series A, 5.00%, 05/01/28	85	93,444
Series D, 5.00%, 06/01/28	450	495,634
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	180	188,629
	Par
Security	(000)	Value

Oregon (continued)
Tri-County Metropolitan Transportation District of
Oregon RB, 5.00%, 09/01/28 (Call 09/01/27)	$260	$279,947
		4,040,120
Pennsylvania — 2.2%
Allegheny County Sanitary Authority RB, 5.00%,
06/01/28	135	148,515
City of Philadelphia PA Water & Wastewater Revenue
RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	120	129,198
Commonwealth of Pennsylvania GO
5.00%, 01/15/28 (Call 01/15/27)	510	542,863
5.00%, 05/01/28	420	460,660
5.00%, 07/15/28	665	732,697
5.00%, 10/01/28	100	110,690
First Series, 5.00%, 01/01/28 (Call 01/01/27)	1,415	1,505,380
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	530	558,140
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	215	223,738
County of Chester PA GO, Series A, 4.00%, 07/15/28
(Call 07/15/26)	105	108,374
Lower Merion School District GOL
4.00%, 11/15/30 (Call 11/15/28) (SAW)	80	85,348
4.00%, 11/15/31 (Call 11/15/28) (SAW)	235	250,305
Pennsylvania State University (The) RB
5.00%, 09/01/28	110	121,638
5.00%, 09/01/28 (Call 09/01/26)	305	321,629
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue RB, 5.00%, 12/01/28	185	205,617
Pennsylvania Turnpike Commission RB
5.00%, 12/01/28	110	122,259
Second Series, 5.00%, 12/01/28 (Call 12/01/27)	150	160,622
Series A, 5.25%, 07/15/28 (AGM)	430	477,505
Pittsburgh Water & Sewer Authority RB, Series A,
5.00%, 09/01/28 (Call 09/01/27) (AGM)	160	172,646
West Chester Area School District/PA GO, 5.00%,
05/15/28	200	220,490
		6,658,314
Rhode Island — 0.9%
Rhode Island Commerce Corp. RB
5.00%, 05/15/28	415	455,566
5.00%, 06/15/28 (Call 06/15/26)	400	419,385
Rhode Island Health and Educational Building Corp.
RB, 5.00%, 09/01/28	335	371,820
State of Rhode Island GO
5.00%, 01/15/28	480	523,467
5.00%, 05/01/28	135	148,183
Series B, 5.00%, 08/01/28 (Call 08/01/27)	625	675,852
		2,594,273
South Carolina — 1.0%
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/28	245	271,715
County of Beaufort SC GO, Series A, 5.00%, 02/01/28
(Call 02/01/27) (SAW)	120	128,136
County of Charleston SC GO
5.00%, 11/01/28	225	250,680
Series B, 5.00%, 11/01/28	290	323,099
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/28	1,380	1,523,684
Series A, 5.00%, 10/01/29 (Call 10/01/28)	220	242,663
State of South Carolina GO, Series A, 5.00%, 04/01/28
(Call 10/01/27) (SAW)	115	124,906
		2,864,883

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Tennessee — 2.1%
City of Clarksville TN Water Sewer & Gas Revenue RB,
5.00%, 02/01/28 (Call 02/01/26)	$100	$104,180
City of Knoxville TN GO, 5.00%, 05/01/28	85	93,661
City of Memphis TN Sanitary Sewerage System
Revenue RB, Series B, 5.00%, 10/01/28	410	454,971
County of Blount TN GO, 5.00%, 06/01/28
(Call 06/01/26)	175	183,771
County of Hamilton TN GO
5.00%, 03/01/28	95	104,282
5.00%, 04/01/29 (Call 04/01/28)	165	181,522
Series A, 5.00%, 04/01/28	410	450,914
County of Montgomery TN GO, 5.00%, 04/01/28	70	76,695
County of Putnam TN GO, 5.00%, 04/01/28	150	164,346
County of Rutherford TN GO, 5.00%, 04/01/28	100	109,937
County of Shelby TN GO, 5.00%, 04/01/28	355	389,540
County of Williamson TN GO
5.00%, 04/01/28	240	263,950
5.00%, 05/01/28	375	413,209
Metropolitan Government of Nashville & Davidson
County TN Electric Revenue RB, Series A, 5.00%,
05/15/28 (Call 05/15/27)	160	171,671
Metropolitan Government of Nashville & Davidson
County TN GO
4.00%, 01/01/28 (Call 07/01/26)	125	127,805
4.00%, 07/01/28	255	269,812
4.00%, 07/01/28 (Call 07/01/27)	40	41,541
5.00%, 01/01/28 (Call 07/01/26)	270	283,843
5.00%, 07/01/30 (Call 07/01/28)	230	253,144
5.00%, 07/01/32 (Call 07/01/28)	230	252,990
State of Tennessee GO
5.00%, 09/01/28 (Call 09/01/27)	85	92,238
5.00%, 11/01/28	705	784,795
Series A, 5.00%, 02/01/29 (Call 02/01/28)	290	318,068
Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	82,128
Tennessee State School Bond Authority RB
5.00%, 11/01/28 (ST HGR ED INTERCEPT PROG)	80	88,676
Series A, 5.00%, 11/01/28 (Call 11/01/27)	145	157,703
Series B, 5.00%, 11/01/28 (Call 11/01/27)
(ST INTERCEPT)	250	271,901
		6,187,293
Texas — 10.1%
Abilene Independent School District GO, 5.00%,
02/15/28	55	60,048
Aldine Independent School District GO, 5.00%,
02/15/28 (Call 02/15/27) (PSF)	90	95,237
Alvin Independent School District/TX GO, Series A,
5.00%, 02/15/28 (Call 02/15/26) (PSF)	100	104,314
Arlington Independent School District/TX GO, 5.00%,
02/15/28	110	120,007
Austin Community College District RB, 5.00%, 02/01/28
(Call 02/01/26)	155	161,724
Austin Independent School District GO
5.00%, 08/01/28 (PSF)	935	1,031,199
5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	104,522
5.00%, 08/01/31 (Call 08/01/28) (PSF)	210	229,135
Board of Regents of the University of Texas System RB
5.00%, 08/15/28	575	635,217
5.00%, 08/15/28 (Call 08/15/26)	130	136,925
Series H, 5.00%, 08/15/28 (Call 08/15/26)	145	152,761
City of Austin TX GOL, 5.00%, 09/01/28	675	747,030
	Par
Security	(000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System
Revenue RB
5.00%, 11/15/28 (Call 11/15/26)	$415	$438,834
5.00%, 11/15/28 (Call 11/15/27)	200	216,953
City of Dallas TX Waterworks & Sewer System
Revenue RB
5.00%, 10/01/28	385	427,050
5.00%, 10/01/28 (Call 10/01/27)	175	188,733
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	55,460
City of Fort Worth TX Water & Sewer System Revenue
RB, 5.00%, 02/15/28	100	109,138
City of Fort Worth Water & Sewer System Revenue RB,
4.00%, 02/15/28	385	402,660
City of Houston TX Combined Utility System
Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	170	145,598
Series B, 5.00%, 11/15/28 (Call 11/15/27)	130	140,776
Series D, 5.00%, 11/15/30 (Call 11/15/28)	145	160,391
City of Houston TX GOL
5.00%, 03/01/28 (Call 03/01/26)	300	311,328
Series A, 5.00%, 03/01/28	150	163,316
Series A, 5.00%, 03/01/28 (Call 03/01/27)	195	207,220
City of Lewisville TX GOL, 5.00%, 02/15/30
(Call 02/15/28)	325	353,280
City of San Antonio TX Electric & Gas Systems
Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	105	107,323
5.00%, 02/01/28	65	70,854
5.00%, 02/01/28 (Call 08/01/26)	265	278,099
5.00%, 02/01/28 (Call 02/01/27)	100	106,660
City of San Antonio TX GOL
5.00%, 08/01/28	525	580,897
5.00%, 08/01/28 (Call 08/01/27)	175	188,873
City of San Antonio TXGOL, 5.00%, 02/01/28	310	339,150
Clear Creek Independent School District GO, 5.00%,
02/15/28	105	114,595
Conroe Independent School District GO
5.00%, 02/15/28	105	114,637
5.00%, 02/15/28 (PSF)	385	420,335
County of Bexar TX GOL, 5.00%, 06/15/28
(Call 06/15/26)	100	104,958
County of Bexar TX RB, 5.00%, 06/15/30
(Call 06/15/28)	100	109,724
County of El Paso TX GOL, 5.00%, 02/15/28
(Call 08/15/27)	120	128,991
County of Fort Bend TX GO, 5.00%, 03/01/28
(Call 03/01/26)	90	93,803
County of Harris TX GOL, 5.00%, 10/01/28	255	282,614
County of Harris TX RB, 5.00%, 08/15/28
(Call 08/15/26)	170	178,032
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/28 (PSF)	760	829,143
5.00%, 02/15/28 (Call 02/15/26) (PSF)	55	57,539
Dallas Area Rapid Transit, 5.00%, 12/01/28	100	111,048
Dallas Fort Worth International Airport RB, 5.00%,
11/01/28	135	148,878
Dallas Independent School District GO
5.00%, 02/15/28 (PSF)	255	278,097
Series A, 5.00%, 02/15/28	655	714,327
Denton Independent School District GO, 5.00%,
08/15/28 (PSF)	150	165,573

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	$290	$300,392
Series C, 5.00%, 08/15/28 (PSF)	95	104,735
Fort Worth Independent School District GO
5.00%, 02/15/28	195	212,897
5.00%, 02/15/28 (PSF)	400	436,712
Frisco Independent School District GO, 5.00%,
08/15/28 (PSF)	495	546,169
Georgetown Independent School District GO
5.00%, 08/15/28 (Call 08/15/27) (PSF)	100	107,528
Series A, 5.00%, 08/15/29 (Call 08/15/28) (PSF)	105	115,576
Grand Parkway Transportation Corp. RB
5.00%, 10/01/52 (Put 04/01/28)	200	213,850
Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	141,845
Grand Prairie Independent School District GO,
Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	80	84,362
Harris County Toll Road Authority (The) RB
5.00%, 08/15/28	265	292,393
Series A, 5.00%, 08/15/32 (Call 02/15/28)	295	322,082
Houston Independent School District GOL, 5.00%,
07/15/29 (Call 07/15/28)	170	186,573
Irving Independent School District GO, 5.00%, 02/15/28
(Call 02/15/26)	305	317,911
Katy Independent School District GO
5.00%, 02/15/28 (PSF)	155	169,226
5.00%, 02/15/31 (Call 02/15/28) (PSF)	125	136,481
Killeen Independent School District GO, 5.00%,
02/15/30 (Call 02/15/28) (PSF)	385	417,580
Klein Independent School District GO, 5.00%, 08/01/28
(Call 08/01/26) (PSF)	245	258,253
Laredo Independent School District GO, 5.00%,
08/01/28 (Call 08/01/27) (PSF)	110	118,377
Leander Independent School District GO
5.00%, 08/15/28	450	496,720
5.00%, 08/15/28 (PSF)	215	237,322
5.00%, 08/15/31 (Call 08/15/28) (PSF)	180	198,549
Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	207,531
Lewisville Independent School District GO, 5.00%,
08/15/32 (Call 08/15/28) (PSF)	375	411,029
Lone Star College System GOL, 5.00%, 02/15/28
(Call 02/15/26)	115	119,706
North East Independent School District/TX GO, 5.00%,
08/01/30 (Call 08/01/28) (PSF)	75	82,396
North Texas Municipal Water District RB, 5.00%,
06/01/28 (Call 06/01/26)	220	229,843
North Texas Municipal Water District Water System
Revenue, 5.00%, 09/01/28	435	480,427
North Texas Municipal Water District Water System
Revenue RB, 5.00%, 09/01/28	50	55,222
North Texas Tollway Authority RB
5.00%, 01/01/28 (Call 01/01/26)	235	244,542
First Series, 0.00%, 01/01/28(a)	465	410,067
Series A, 5.00%, 01/01/28 (Call 01/01/26)	450	468,272
Series B, 5.00%, 01/01/28	170	184,308
Northside Independent School District GO
5.00%, 08/15/28 (PSF)	200	220,674
5.00%, 08/15/28 (Call 08/15/27) (PSF)	170	183,155
5.00%, 08/15/31 (Call 08/15/28) (PSF)	250	274,863
Northwest Independent School District GO, 5.00%,
02/15/28 (PSF)	75	81,823
	Par
Security	(000)	Value

Texas (continued)
Permanent University Fund - University of Texas
System RB, 5.00%, 07/01/28	$805	$887,951
Pflugerville Independent School District GO, Series A,
5.00%, 02/15/30 (Call 02/15/28) (PSF)	100	108,861
Richardson Independent School District GO, 5.00%,
02/15/30 (Call 02/15/28) (PSF)	395	431,743
Round Rock Independent School District GO
5.00%, 08/01/28	525	578,546
5.00%, 08/01/31 (Call 08/01/28) (PSF)	220	240,825
5.00%, 08/01/32 (Call 08/01/28) (PSF)	100	109,486
Series A, 5.00%, 08/01/28 (PSF)	575	633,645
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF)	200	220,325
5.00%, 08/15/32 (Call 08/15/28) (PSF)	505	555,330
San Antonio Water System RB, 5.00%, 05/15/28	220	241,317
Spring Branch Independent School District, 5.00%,
02/01/28 (PSF)	205	223,624
Spring Independent School District GO, 5.00%,
08/15/32 (Call 08/15/28) (PSF)	240	263,381
State of Texas GO
5.00%, 10/01/28	455	503,639
Series A, 5.00%, 08/01/29 (Call 08/01/28)	225	248,621
Temple Independent School District/TX GO, 4.00%,
02/01/28 (Call 02/01/27) (PSF)	110	113,376
Texas A&M University RB
4.00%, 05/15/28 (Call 05/15/26)	160	163,696
5.00%, 05/15/28	150	164,983
Series E, 5.00%, 05/15/28 (Call 05/15/27)	175	187,252
Texas State University System RB, Series A, 5.00%,
03/15/28 (Call 03/15/27)	130	138,932
Texas Transportation Commission State Highway
Fund RB
5.00%, 10/01/28 (Call 10/01/26)	225	236,007
5.25%, 04/01/28	50	54,982
Texas Water Development Board RB
5.00%, 08/01/28	955	1,053,683
5.00%, 08/01/28 (Call 08/01/27)	70	75,282
Series A, 5.00%, 10/15/28 (Call 04/15/28)	325	355,025
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	109,544
Series B, 5.00%, 04/15/28	285	312,407
Series B, 5.00%, 10/15/29 (Call 10/15/28)	115	126,913
Series B, 5.00%, 04/15/31 (Call 10/15/28)	115	126,826
Series B, 5.00%, 10/15/31 (Call 10/15/28)	335	369,460
Trinity River Authority Central Regional Wastewater
System Revenue RB
5.00%, 08/01/28	105	115,522
5.00%, 08/01/32 (Call 08/01/28)	100	110,242
		30,553,823
Utah — 1.4%
Alpine School District/UT GO, Series B, 5.00%,
03/15/28 (Call 03/15/27) (GTD)	250	267,158
Central Valley Water Reclamation Facility RB, 5.00%,
03/01/28	90	98,391
City of Provo UT GO
5.00%, 02/01/28	240	262,376
5.00%, 01/01/29 (Call 01/01/28)	150	163,679
5.00%, 02/01/30 (Call 08/01/28)	100	110,172
City of Salt Lake City UT Public Utilities Revenue RB,
5.00%, 02/01/28	220	240,512
Intermountain Power Agency RB, 5.00%, 07/01/28	920	1,015,205

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Utah (continued)
Salt Lake City Corp. RB, 5.00%, 02/01/28
(Call 02/01/27)	$265	$282,851
State of Utah GO
5.00%, 07/01/28	695	766,922
5.00%, 07/01/28 (Call 07/01/27)	145	156,371
Series B, 5.00%, 07/01/28	210	231,732
University of Utah (The) RB
Series A, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	200	216,133
Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	305	329,603
Utah Water Finance Agency RB, Series A, 5.00%,
03/01/28 (Call 03/01/27)	80	85,516
		4,226,621
Virginia — 3.6%
City of Virginia Beach VA GO
5.00%, 09/01/28 (SAW)	120	133,189
5.00%, 04/01/30 (Call 04/01/28)	185	203,567
Commonwealth of Virginia GO, Series A, 5.00%,
06/01/30 (Call 06/01/28)	245	270,417
County of Arlington VA GO, 5.00%, 08/15/29
(Call 08/15/28)	125	138,436
County of Chesterfield VA GO, Series A, 5.00%,
01/01/29 (Call 01/01/28) (SAW)	55	60,120
County of Fairfax VA GO
5.00%, 10/01/28 (SAW)	180	200,415
Series A, 5.00%, 10/01/28 (Call 04/01/27) (SAW)	250	269,101
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW)	160	176,096
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW)	205	225,577
County of Fairfax VA Sewer Revenue RB, 5.00%,
07/15/28	85	94,030
County of Henrico VA GO, 5.00%, 08/01/28	250	276,842
County of Loudoun VA GO, 5.00%, 12/01/28 (SAW)	675	753,479
Fairfax County Industrial Development Authority RB,
5.00%, 05/15/28	200	219,209
Fairfax County Water Authority RB, 4.00%, 04/01/28
(Call 04/01/27)	15	15,595
Hampton Roads Transportation Accountability
Commission, 5.00%, 07/01/52 (PR 01/01/28)	1,000	1,094,284
Hampton Roads Transportation Accountability
Commission RB, Series A, 5.00%, 07/01/28	185	203,900
Virginia College Building Authority RB
5.00%, 02/01/28	1,075	1,174,372
5.00%, 02/01/28 (Call 02/01/27)	110	116,804
Series A, 5.00%, 09/01/28 (Call 09/01/26)
(ST INTERCEPT)	75	79,012
Series A, 5.00%, 09/01/28 (PR 09/01/26)
(ST INTERCEPT)	5	5,278
Series B, 5.00%, 02/01/28	135	147,426
Series C, 5.00%, 02/01/28	515	562,606
Series E, 5.00%, 02/01/28	165	180,252
Series E, 5.00%, 02/01/29 (Call 02/01/28)	545	596,440
Series E, 5.00%, 02/01/30 (Call 02/01/28)	375	410,313
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/28 (Call 09/15/26)	410	432,406
5.00%, 05/15/28	665	731,139
5.00%, 03/15/32 (Call 09/15/28)	85	93,511
Series A, 5.00%, 05/15/28 (Call 11/15/27)	100	108,478
Virginia Public Building Authority RB
5.00%, 08/01/28	185	204,780
Series A, 5.00%, 08/01/28	410	453,837
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW)	45	49,378
	Par
Security	(000)	Value

Virginia (continued)
5.00%, 08/01/28	$125	$138,085
5.00%, 08/01/28 (SAW)	195	215,412
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW)	215	232,568
Virginia Resources Authority RB
5.00%, 11/01/28	300	333,813
Series A, 5.00%, 11/01/28	145	161,343
Series A, 5.00%, 11/01/30 (Call 11/01/28)	150	166,834
		10,928,344
Washington — 4.4%
Auburn School District No. 408 of King & Pierce
Counties GO, 5.00%, 12/01/28 (Call 12/01/27)
(GTD)	195	211,567
Central Puget Sound Regional Transit Authority RB,
Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	235	248,630
City of Everett WA Water & Sewer Revenue RB, 5.00%,
12/01/28 (Call 12/01/26)	100	106,319
City of Seattle WA Drainage & Wastewater Revenue
RB, 4.00%, 07/01/28 (Call 07/01/27)	195	203,346
City of Seattle WA GOL, 5.00%, 12/01/28	245	272,539
City of Seattle WA Municipal Light & Power
Revenue RB
5.00%, 07/01/28	100	110,129
Series A, 5.00%, 04/01/28	155	169,760
Series B, 5.00%, 04/01/28 (Call 04/01/26)	290	303,594
Series C, 4.00%, 10/01/28 (Call 10/01/26)	65	66,829
City of Seattle WAGOL, 5.00%, 08/01/28	90	99,381
City of Tacoma WA Electric System Revenue RB,
5.00%, 01/01/28 (Call 01/01/27)	30	31,845
Clark County School District No. 37 Vancouver GO,
5.00%, 12/01/28 (GTD)	145	160,811
County of King WA GOL
4.00%, 07/01/28 (Call 07/01/27)	80	83,254
5.00%, 01/01/28	195	212,776
5.00%, 07/01/28	265	292,423
County of King WA Sewer Revenue RB
5.00%, 07/01/30 (Call 07/01/28)	185	203,257
Series B, 5.00%, 07/01/28	170	187,219
Series B, 5.00%, 07/01/29 (Call 07/01/28)	465	511,171
County of Snohomish WA GOL, 5.00%, 12/01/28	180	200,060
County of Spokane WA GOL, Series B, 5.00%,
12/01/28	210	233,504
Energy Northwest, 5.00%, 07/01/32 (Call 07/01/28)	210	230,730
Energy Northwest RB
5.00%, 07/01/28	1,275	1,405,821
Series A, 5.00%, 07/01/28	125	137,826
Series A, 5.00%, 07/01/28 (Call 07/01/27)	455	489,536
Series C, 5.00%, 07/01/30 (Call 07/01/28)	130	143,000
King & Snohomish Counties School District No. 417
Northshore GO, 5.00%, 12/01/29 (Call 06/01/28)
(GTD)	170	187,214
King County School District No. 405 Bellevue GO
5.00%, 12/01/28	125	139,171
5.00%, 12/01/28 (Call 12/01/26) (GTD)	185	196,257
King County School District No. 414 Lake
Washington GO
4.00%, 12/01/28 (GTD)	180	191,083
4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	51,272
5.00%, 12/01/28 (Call 06/01/27)	150	160,769
Port of Seattle WA RB
5.00%, 05/01/28 (Call 05/01/27)	100	106,280
5.00%, 06/01/28	100	109,067

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Snohomish County Public Utility District No. 1 Electric
System Revenue RB, 5.00%, 12/01/28	$330	$365,984
State of Washington COP, Series B, 5.00%, 07/01/30
(Call 07/01/28)	230	252,296
State of Washington GO
5.00%, 02/01/28	470	513,821
5.00%, 06/01/28	520	572,733
5.00%, 07/01/28	170	187,592
5.00%, 08/01/28	295	326,144
5.00%, 02/01/31 (Call 02/01/28)	190	207,217
5.00%, 06/01/31 (Call 06/01/28)	100	109,774
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26)	210	220,996
Series B, 5.00%, 08/01/28 (Call 08/01/26)	245	257,828
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	65,805
Series C, 5.00%, 02/01/28	980	1,071,370
Series C, 5.00%, 02/01/30 (Call 02/01/28)	355	387,159
Series D, 5.00%, 02/01/31 (Call 02/01/28)	105	114,515
Series R, 4.00%, 07/01/28	565	597,577
Series R, 5.00%, 08/01/28 (Call 08/01/26)	150	157,854
University of Washington RB, Series C, 5.00%,
04/01/28	315	345,256
Washington State University RB, 5.00%, 10/01/28
(Call 04/01/26)	145	151,020
		13,361,381
West Virginia — 0.6%
State of West Virginia GO
5.00%, 06/01/28	265	291,074
5.00%, 12/01/28	310	344,249
5.00%, 12/01/28 (Call 06/01/28)	110	120,978
5.00%, 12/01/29 (Call 06/01/28)	100	110,226
5.00%, 12/01/30 (Call 06/01/28)	125	137,394
Series A, 5.00%, 06/01/28	85	93,363
Series B, 5.00%, 06/01/31 (Call 06/01/28)	385	422,738
West Virginia Commissioner of Highways RB, Series A,
5.00%, 09/01/28 (Call 09/01/27)	225	241,668
West Virginia State School Building Authority Lottery
Revenue RB, Series A, 5.00%, 07/01/30
(Call 07/01/28)	75	81,971
		1,843,661
Wisconsin — 1.5%
City of Madison WI GO, 4.00%, 10/01/28	140	149,102
Milwaukee Metropolitan Sewerage District GO, 4.00%,
10/01/28	75	79,740
	Par
Security	(000)	Value

Wisconsin (continued)
State of Wisconsin, 5.00%, 05/01/28	$420	$461,903
State of Wisconsin Environmental Improvement Fund
Revenue RB, 5.00%, 06/01/28	380	418,207
State of Wisconsin GO
4.00%, 05/01/28 (Call 05/01/26)	235	241,594
4.00%, 05/01/28 (Call 05/01/27)	210	218,356
5.00%, 05/01/28	110	120,975
5.00%, 11/01/28 (Call 05/01/27)	350	373,688
5.00%, 05/01/31 (Call 05/01/28)	130	142,090
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	131,020
Series 2021-2, 5.00%, 05/01/28	250	274,942
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	465	496,470
State of Wisconsin RB, 5.00%, 05/01/28 (PR 05/01/27)	300	322,461
Wisconsin Department of Transportation RB
5.00%, 07/01/28	815	898,264
5.00%, 07/01/28 (Call 07/01/27)	65	69,759
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	220	236,108
		4,634,679
Total Long-Term Investments — 98.7%
(Cost: $299,454,313)		298,713,123

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 4.09%(b)(c)	1,484,918	1,485,066

Total Short-Term Securities — 0.5%
(Cost: $1,485,020)		1,485,066

Total Investments — 99.2%
(Cost: $300,939,333)		300,198,189

Other Assets Less Liabilities — 0.8%		2,387,523

Net Assets — 100.0%		$302,585,712

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$5,757,568	$—	$(4,272,536	)(a)	$—	$34	$1,485,066	1,484,918	$13,452	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$298,713,123	$—	$298,713,123
Short-Term Securities
Money Market Funds	1,485,066	—	—	1,485,066
	$1,485,066	$298,713,123	$—	$300,198,189

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
GO	General Obligation	SAP	Subject to Appropriations
GOL	General Obligation Limited	SAW	State Aid Withholding
GTD	Guaranteed	ST	Special Tax
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.